NONCONTROLLING INTEREST (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Noncontrolling Interest
Net loss attributable to The9 Limited			¥ (50,983,488)	$ (25,538,677)	¥ (177,795,168)	¥ (217,092,926)	¥ (118,165,850)
Transfers (to) from the noncontrolling interest
Change in The9 Limited's additional paid-in capital for adjustment on noncontrolling interest as a result of issuance of common shares of Red 5 upon vesting of stock options and restricted shares			0	0	0	0	(7,060)
Change from net loss attributable to The9 Limited and transfers to noncontrolling interests			¥ (50,983,488)	$ (25,538,677)	¥ (177,795,168)	¥ (217,092,926)	¥ (118,172,910)
Restated
Noncontrolling Interest
Net loss attributable to The9 Limited	$ 51,231,843	¥ 361,958,094
Transfers (to) from the noncontrolling interest
Change in The9 Limited's additional paid-in capital for adjustment on noncontrolling interest as a result of issuance of common shares of Red 5 upon vesting of stock options and restricted shares	0	0
Change from net loss attributable to The9 Limited and transfers to noncontrolling interests	$ 51,231,843	¥ 361,958,094